Fair Value Measurements	9 Months Ended
Sep. 30, 2024
Fair value measurements of assets and liabilities [Abstract]
Fair Value Measurements	Fair Value Measurements
The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Company uses the following hierarchy for determining and disclosing the fair value of financial instruments by valuation technique:
•Level 1: Observable inputs such as quoted prices in active markets for identical assets or liabilities.
•Level 2: Inputs other than quoted prices in active markets in Level 1, such as quoted prices for similar assets or liabilities in active markets, quoted prices for similar assets or liabilities that are not active, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the asset or liability.
•Level 3: Unobservable inputs for which little or no market data exists, therefore requiring management judgment to develop the Company’s own models with estimates and assumptions.
Cash Equivalents – Cash equivalents include investments in government obligation-based money market funds, other money market instruments and interest-bearing deposits with initial or remaining terms of three months or less. The fair value of cash equivalents approximates its carrying value due to the short-term nature of these instruments.

Marketable Securities – Marketable securities utilizing Level 1 and Level 2 inputs include U.S. Treasury Securities, U.S. Government Sponsored Enterprises, floating rate securities, money market mutual funds, corporate debt instruments and other Notes, bonds or debt securities issued by non-U.S. sovereign or multilateral entities, as these securities all have quoted prices in active markets.
The following table presents the Company’s assets and liabilities measured at fair value on a recurring basis:

		Quoted Prices Identical Assets/ Liabilities	Significant Other Inputs	Significant Unobservable Inputs
	Total	(Level 1)	(Level 2)	(Level 3)
December 31, 2023
Assets:
Cash equivalents(1)	$1,897	$1,626	$271	$—

Investments in equity instruments(2)	$19	$—	$—	$19

Derivatives(3)	$132	$—	$132	$—

Investments in marketable securities(4)	$1,501	$1,189	$312	$—

Liabilities:
Derivatives(3)	$56	$—	$56	$—

September 30, 2024
Assets:
Cash equivalents(1)	$1,578	$1,578	$—	$—

Investments in equity instruments(2)	$25	$—	$—	$25

Derivatives(3)	$166	$—	$166	$—

Investments in marketable securities(4)	$2,047	$577	$1,470	$—

Liabilities:
Derivatives(3)	$42	$—	$42	$—
(1) Included in cash and cash equivalents on the Company’s interim condensed consolidated statements of financial position.
(2) Included in current and non-current receivables, prepayments and other assets on the Company’s interim condensed consolidated statements of financial position.
(3) Consists of foreign currency forward contracts, interest rate swaps, cross currency swaps and commodity hedges. Included in other current and non-current financial assets and other current and non-current liabilities on the Company’s interim condensed consolidated statements of financial position.
(4) Included in current and non-current marketable securities on the Company's interim condensed consolidated statements of financial position.

During the nine months ended September 30, 2024 and the year ended December 31, 2023, there were no transfers between Level 1, Level 2 or Level 3 fair value measurements.

Assets Measured and Recorded at Fair Value on a Non-Recurring Basis

Certain assets and liabilities, such as equity method investments, intangible assets and property, plant and equipment, and other non-financial assets are recorded at fair value only if an impairment or observable price adjustment is recognized in the current period.
Financial Instruments Not Recorded at Fair Value on a Recurring Basis

Financial instruments not recorded at fair value on a recurring basis include grants receivable, loans receivable, lease obligations and the Company’s current and non-current portion of long-term debt.
The carrying amounts and fair values of the Company’s financial instruments not recorded at fair value on a recurring basis are presented in the following table:

	September 30, 2024		December 31, 2023
Financial Liabilities	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Other long-term debt	2,313	2,256	2,372	2,319
Total	$2,313	$2,256	$2,372	$2,319

Estimated fair values of long-term debt are based on quoted prices for similar liabilities for which significant inputs are observable and represent a Level 2 valuation. The fair values are estimated based on the type of debt and their maturities. The Company estimates the fair value using market interest rates of debts with similar maturities.